11. NON-INTEREST EXPENSE	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
NON-INTEREST EXPENSE

Occupancy, equipment and data processing expenses consisted of the following:

	Year Ended September 30,
	2013	2012	2011

Occupancy, including depreciation, insurance,
rent, utilities, etc.	$ 2,624	$ 2,508	$ 2,278
Equipment, including depreciation, telephone,
etc.	2,719	2,632	2,623
Data processing	1,576	1,360	1,219

	$ 6,919	$ 6,500	$ 6,120

Other operating expenses consisted of the following:

	Year Ended September 30,
	2013	2012	2011

Stationery, printing and postage	$ 1,054	$ 979	$ 1,048
Debit card expense, and other deposit related costs	1,909	1,655	1,972
Other	1,066	1,914	1,196

	$ 4,029	$ 4,548	$ 4,216